Fees Summary	Mar. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,000,000
Previously Paid Amount	0.00
Total Fee Amount	414.30
Total Offset Amount	0.00
Net Fee	414.30
Narrative - Max Aggregate Offering Price	$ 3,000,000
Final Prospectus	true